Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2022
Fidelity Small-Mid Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	26.05%
Since Inception	15.41%
Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.67%
Since Inception	14.96%
Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.66%
Since Inception	11.96%
IXYW4
Average Annual Return:
Past 1 year	26.49%
Since Inception	15.77%	[1]
WA008
Average Annual Return:
Past 1 year	12.35%
Since Inception	18.54%	[1]

[1]	A From February 26, 2019